RELATED PARTY DISCLOSURES (Tables)	12 Months Ended
Jun. 30, 2024
Related Party Disclosures
SCHEDULE OF REMUNERATION OF KEY MANAGEMENT PERSONNEL

	2024 A$	2023 A$	2022 A$
Remuneration of Key Management Personnel
Short-term employee benefits	1,447,593	1,529,124	1,894,413
Post-employment benefits	114,820	113,511	125,822
Share-based payments	129,248	253,453	387,046
Other long-term benefits	8,239	10,978	4,797
Termination benefits	-	-	-
Total remuneration of Key Management Personnel	1,699,900	1,907,066	2,412,078